Write-down and Loss on Sales of Vessels Vessel Impairment (Details) $ in Thousands	1 Months Ended		3 Months Ended				9 Months Ended
	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vessel	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) vessel	Mar. 31, 2020 vessel	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Jun. 30, 2021 vessel
Property, Plant and Equipment [Line Items]
Sales-type Lease, Selling Profit (Loss)			$ 0		$ 0		$ 0	$ 44,943
FPSO
Property, Plant and Equipment [Line Items]
Sales-type Lease, Selling Profit (Loss)				$ 44,900
Teekay Parent | Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0		$ (12,200)		0	$ (72,285)
Number Of Vessels Impaired | vessel					1			2
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges							0	$ (45,000)
Number Of Vessels Impaired | vessel						6		6
Number Of Vessels | vessel						7
Teekay Tankers | Conventional Tankers | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges							$ (62,937)	$ 0
Number Of Vessels Impaired | vessel							3	3
Gain (Loss) on Disposition of Assets							$ 0	$ (2,627)
Teekay Tankers | Conventional Tankers | LR2 Tanker
Property, Plant and Equipment [Line Items]
Asset Impairment Charges							$ (18,381)	0
Number Of Vessels Impaired | vessel							3
Teekay Tankers | Conventional Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges							$ (5,152)	$ 0
Number Of Vessels Impaired | vessel			1		5		2	5
Gain (Loss) on Disposition of Assets			$ (216)		$ 0
Number of Vessels Held for Sale | vessel									1
Teekay Tankers | Conventional Tankers | Aframax
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel							1
Ship To Ship Transfer Business [Member] | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Proceeds from Divestiture of Businesses	$ 12,700	$ 14,300			27,100
Proceeds From Divestiture of Business Adjustment								$ 1,100
Operating Right Of Use Asset [Member] | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0		$ (1,447)		$ (715)	$ (2,091)